UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) profit	$ (512,137)	$ 90,327
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation on plant and equipment	5,636	5,219
Changes in operating assets and liabilities:
Accounts receivable	3,986	(19,864)
Unbilled revenue	0	(148,500)
Deposit and other receivables	2,206	(19,749)
Accounts payable	0	(587)
Accrued liabilities and other payables	(81,916)	(97,544)
Contract liability	0	(291,017)
Net cash used in operating activities	(582,225)	(481,715)
Cash flows from financing activities:
Advances from a director	6,858	6,352
Advances from related parties	561,203	463,746
Net cash provided by financing activities	568,061	470,098
Effect on exchange rate change on cash and cash equivalents	7,295	10,488
Net decrease in cash	(6,869)	(1,131)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	33,248	16,580
CASH AND CASH EQUIVALENTS, END OF PERIOD	26,379	15,449
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0
Cash paid for interest	$ 0	$ 0